LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS and INTERBANK LOANS (under IAS 39) (Details 6) - Non-performing Loans (collectively evaluated) [Member] $ in Millions	Dec. 31, 2017 CLP ($)
Disclosure of financial assets [line items]
Total	$ 633,461	[1]
SecuredDebt [Member]
Disclosure of financial assets [line items]
Total	318,218
UnsecuredDebt [Member]
Disclosure of financial assets [line items]
Total	315,243
Commercial Loans [Member]
Disclosure of financial assets [line items]
Total	368,522	[1]
Commercial Loans [Member] | SecuredDebt [Member]
Disclosure of financial assets [line items]
Total	167,909
Commercial Loans [Member] | UnsecuredDebt [Member]
Disclosure of financial assets [line items]
Total	200,613
Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total	161,768	[1]
Mortgage Loans [Member] | SecuredDebt [Member]
Disclosure of financial assets [line items]
Total	141,413
Mortgage Loans [Member] | UnsecuredDebt [Member]
Disclosure of financial assets [line items]
Total	20,355
Consumer Loans [Member]
Disclosure of financial assets [line items]
Total	103,171	[1]
Consumer Loans [Member] | SecuredDebt [Member]
Disclosure of financial assets [line items]
Total	8,896
Consumer Loans [Member] | UnsecuredDebt [Member]
Disclosure of financial assets [line items]
Total	$ 94,275

[1]	Non-performing loans include the aggregate unpaid principal and accrued but unpaid interest on all loans with at least one installment at least 90 days past-due.